Summary of Significant Accounting Policies (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Voting rights	20.00%	20.00%
Foreign exchange rate	1	1
Gain on net foreign exchange income (in Pesos)	$ (15,962)	$ (18,721)	$ 156,662	$ 30,886
Estimated useful life	6 years	6 years
Estimate period	30 years	30 years
Discount rate for long term	5.70%	5.70%	2.31%
Discount rate term	10 years	10 years
Bottom of range [member]
Summary of Significant Accounting Policies (Details) [Line Items]
Voting rights	20.00%	20.00%
Top of range [member]
Summary of Significant Accounting Policies (Details) [Line Items]
Voting rights	50.00%	50.00%
Staff Severance Indemnities Plan [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Discount rate for long term	5.70%	5.70%	2.31%
US [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign exchange rate	852.63	852.63	711.9
JPY [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign exchange rate	6.91	6.91	7.4
EUR [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign exchange rate	843.31	843.31	965